Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2021
Ordinary shares, par value (in Dollars per share)		$ 0.001
Ordinary shares, authorized	6,000,000,000	6,000,000,000
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Ordinary shares, authorized	6,099,608,450
Ordinary shares, issued	6,099,608,450	3,183,736,378
Ordinary shares, outstanding	6,099,608,450	3,183,736,378
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Ordinary shares, authorized	698,562,525
Ordinary shares, issued	698,562,525	198,162,525
Ordinary shares, outstanding	698,562,525	198,162,525